DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details 1) - Warrant	6 Months Ended
Feb. 28, 2019 Percent
Expected term in years | Minimum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input expected term	3 months
Expected term in years | Maximum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input expected term	3 months 29 days
Volatility
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	146
Risk-free interest rate | Minimum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	2.45
Risk-free interest rate | Maximum
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	2.52
Expected annual dividends
Derivative Liability And Fair Value Measurements [Line Items]
Derivative liability, measurement input	0